Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans

NOTE 11: EMPLOYEE BENEFIT PLANS

PG&E Corporation and the Utility provide a non-contributory defined benefit pension plan for eligible employees, as well as contributory postretirement medical plans for retirees and their eligible dependents, and non-contributory postretirement life insurance plans for eligible employees and retirees.  Additionally, eligible employees hired after December 31, 2012 participate in the cash balance plan that was added to the defined benefit pension plan in 2012.  Eligible employees hired before December 31, 2012 were given a one-time election to participate in the cash balance plan prospectively, or to continue participating in the existing defined benefit plan.  The trusts underlying certain of these plans are qualified trusts under the Internal Revenue Code of 1986, as amended.  If certain conditions are met, PG&E Corporation and the Utility can deduct payments made to the qualified trusts, subject to certain limitations.  PG&E Corporation and the Utility use a December 31 measurement date for all plans.

PG&E Corporation's and the Utility's funding policy is to contribute tax-deductible amounts, consistent with applicable regulatory decisions and federal minimum funding requirements.  Based upon current assumptions and available information, the Utility's minimum funding requirements related to its pension plans was zero.

Change in Plan Assets, Benefit Obligations, and Funded Status

The following tables show the reconciliation of changes in plan assets, benefit obligations, and the plans' aggregate funded status for pension benefits and other benefits for PG&E Corporation during 2013 and 2012:

Pension Benefits

(in millions)	2013	2012
Change in plan assets:
Fair value of plan assets at January 1	$12,141	$10,993
Actual return on plan assets	673	1,488
Company contributions	323	282
Benefits and expenses paid	(610)	(622)
Fair value of plan assets at December 31	$12,527	$12,141

Change in benefit obligation:
Projected benefit obligation at January 1	$15,541	$14,000
Service cost for benefits earned	468	396
Interest cost	627	658
Actuarial (gain) loss	(1,950)	1,099
Plan amendments	-	9
Transitional costs	1	1
Benefits and expenses paid	(610)	(622)
Projected benefit obligation at December 31 (1)	$14,077	$15,541

Funded status:
Current liability	$(6)	$(6)
Noncurrent liability	(1,544)	(3,394)
Accrued benefit cost at December 31	$(1,550)	$(3,400)

 (1) PG&E Corporation's accumulated benefit obligation was $12,659  million and $13,778 million at December 31, 2013 and 2012, respectively.

Other Benefits

(in millions)	2013	2012
Change in plan assets:
Fair value of plan assets at January 1	$1,758	$1,491
Actual return on plan assets	64	191
Company contributions	145	149
Plan participant contribution	64	55
Benefits and expenses paid	(139)	(128)
Fair value of plan assets at December 31	$1,892	$1,758

Change in benefit obligation:
Benefit obligation at January 1	$1,940	$1,885
Service cost for benefits earned	53	49
Interest cost	74	83
Actuarial gain	(415)	(23)
Plan amendments	-	5
Benefits paid	(123)	(119)
Federal subsidy on benefits paid	4	5
Plan participant contributions	64	55
Benefit obligation at December 31	$1,597	$1,940

Funded status (1):
Noncurrent asset	$352	$-
Noncurrent liability	(57)	(181)
Accrued benefit cost at December 31	$295	$(181)

 (1) At December 31, 2013, the postretirement medical plan was in an overfunded position and the postretirement life insurance plan was in an underfunded position.       At December 31, 2012, both the postretirement medical plan and the postretirement life insurance plan were in underfunded positions.

There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

Components of Net Periodic Benefit Cost

Net periodic benefit cost as reflected in PG&E Corporation's Consolidated Statements of Income was as follows:

Pension Benefits

(in millions)	2013	2012	2011
Service cost for benefits earned	$468	$396	$320
Interest cost	627	658	660
Expected return on plan assets	(650)	(598)	(669)
Amortization of prior service cost	20	20	34
Amortization of net actuarial loss	111	123	50
Net periodic benefit cost	576	599	395
Less: transfer to regulatory account (1)	(238)	(301)	(139)
Total	$338	$298	$256

 (1) The Utility recorded these amounts to a regulatory account as they are probable of recovery from customers in future rates

Other Benefits

(in millions)	2013	2012	2011
Service cost for benefits earned	$53	$49	$42
Interest cost	74	83	91
Expected return on plan assets	(79)	(77)	(82)
Amortization of transition obligation	-	24	26
Amortization of prior service cost	23	25	27
Amortization of net actuarial loss	6	6	4
Net periodic benefit cost	$77	$110	$108

There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

Components of Accumulated Other Comprehensive Income

PG&E Corporation and the Utility record the net periodic benefit cost for pension benefits and other benefits as a component of accumulated other comprehensive income, net of tax.  Net periodic benefit cost is composed of unrecognized prior service costs, unrecognized gains and losses, and unrecognized net transition obligations as components of accumulated other comprehensive income, net of tax.

Regulatory adjustments are recorded in the Consolidated Statements of Income and Consolidated Balance Sheets to reflect the difference between pension expense or income calculated in accordance with GAAP for accounting purposes and pension expense or income for ratemaking, which is based on a funding approach.  A regulatory adjustment is also recorded for the amounts that would otherwise be charged to accumulated other comprehensive income for the pension benefits related to the Utility's defined benefit pension plan.  To the extent the other benefits are in an overfunded position, the Utility records a regulatory liability related to its other benefits and long term disability costs, for the excess of cumulative income for ratemaking over cumulative other benefits expense calculated in accordance with GAAP, and a portion of the credit balance in accumulated other comprehensive income.  However, this recovery mechanism does not allow the Utility to record a regulatory asset for an underfunded position related to other benefits.  Therefore, the charge remains in accumulated other comprehensive income (loss) for other benefits.

The estimated amounts that will be amortized into net periodic benefit costs for PG&E Corporation in 2014 are as follows:

Pension Benefit
(in millions)
Unrecognized prior service cost	$20
Unrecognized net loss	2
Total	$22
Other Benefits (in millions)
Unrecognized prior service cost	$23
Unrecognized net loss	2
Total	$25

There were no material differences between the estimated amounts that will be amortized into net periodic benefit costs for PG&E Corporation and the Utility.

Valuation Assumptions

The following actuarial assumptions were used in determining the projected benefit obligations and the net periodic benefit costs.  The following weighted average year-end assumptions were used in determining the plans' projected benefit obligations and net benefit cost.

	Pension Benefits			Other Benefits
	December 31,			December 31,
	2013	2012	2011	2013	2012	2011
Discount rate	4.89%	3.98%	4.66%	4.70 - 5.00%	3.75 - 4.08%	4.41 - 4.77%
Average rate of future
compensation increases	4.00%	4.00%	5.00%	-	-	-
Expected return on plan assets	6.50%	5.40%	5.50%	3.50 - 6.70%	2.90 - 6.10%	4.40 - 5.50%

The assumed health care cost trend rate as of December 31, 2013 was 8%, decreasing gradually to an ultimate trend rate in 2020 and beyond of approximately 5%.  A one-percentage-point change in assumed health care cost trend rate would have the following effects:

	One-	One-
	Percentage-	Percentage-
	Point	Point
(in millions)	Increase	Decrease
Effect on postretirement benefit obligation	$86	$(88)
Effect on service and interest cost	9	(9)

Expected rates of return on plan assets were developed by determining projected stock and bond returns and then applying these returns to the target asset allocations of the employee benefit plan trusts, resulting in a weighted average rate of return on plan assets.  Returns on fixed-income debt investments were projected based on real maturity and credit spreads added to a long-term inflation rate.  Returns on equity investments were estimated based on estimates of dividend yield and real earnings growth added to a long-term inflation rate.  For the pension plan, the assumed return of 6.5% compares to a ten-year actual return of 8.7%.  The rate used to discount pension benefits and other benefits was based on a yield curve developed from market data of over approximately 494 Aa-grade non-callable bonds at December 31, 2013.  This yield curve has discount rates that vary based on the duration of the obligations.  The estimated future cash flows for the pension benefits and other benefit obligations were matched to the corresponding rates on the yield curve to derive a weighted average discount rate.
Investment Policies and Strategies

The financial position of PG&E Corporation's and the Utility's funded employee benefit plans is driven by the relationship between plan assets and liabilities.  As noted above, the funded status is the difference between the fair value of plan assets and projected benefit obligations.  Volatility in funded status occurs when asset values change differently from liability values and can result in fluctuations in costs for financial reporting, as well as the amount of minimum contributions required under the Employee Retirement Income Security Act of 1974, as amended.  PG&E Corporation's and the Utility's investment policies and strategies are designed to increase the ratio of trust assets to plan liabilities at an acceptable level of funded status volatility.

Interest rate, credit, and equity risk are the key determinants of PG&E Corporation's and the Utility's funded status volatility.  In addition to affecting the trust's fixed-income portfolio market values, interest rate changes also influence liability valuations as discount rates move with current bond yields.  To manage this risk, PG&E Corporation's and the Utility's trusts hold significant allocations to fixed-income investments that include U.S. government securities, corporate securities, and other fixed-income securities.  Although they contribute to funded status volatility, equity investments are held to reduce long-term funding costs due to their higher expected return.  The equity investment allocation is implemented through portfolios that include common stock and commingled funds across multiple industry sectors.  Real assets and absolute return investments are held to diversify the trust's holdings in equity and fixed-income investments by exhibiting returns with low correlation to the direction of these markets.  Real assets include commodities futures, REITS, global listed infrastructure equities, and private real estate funds.  Absolute return investments include hedge fund portfolios.

Target allocations for equity investments have generally declined in favor of longer-maturity fixed-income investments and real assets as a means of dampening future funded status volatility. Derivative instruments such as equity index futures contracts are used to maintain existing equity exposure while adding exposure to fixed-income securities.  In addition, derivative instruments such as equity index futures and fixed income futures are used to rebalance the fixed income/equity allocation of the pension's portfolio.  Foreign currency exchange contracts are also used to hedge a portion of the currency of the global equity investments.

PG&E Corporation and the Utility apply a risk management framework for managing the risks associated with employee benefit plan trust assets.  The guiding principles of this risk management framework are the clear articulation of roles and responsibilities, appropriate delegation of authority, and proper accountability and documentation.  Trust investment policies and investment manager guidelines include provisions designed to ensure prudent diversification, manage risk through appropriate use of physical direct asset holdings and derivative securities, and identify permitted and prohibited investments.

The target asset allocation percentages for major categories of trust assets for pension and other benefit plans are as follows:

	Pension Benefits			Other Benefits
	2014	2013	2012	2014	2013	2012
Global equity securities	25%	25%	35%	30%	28%	38%
Absolute return	5%	5%	5%	3%	4%	4%
Real assets	10%	10%	10%	8%	8%	8%
Extended fixed-income securities	3%	3%	3%	-%	-%	-%
Fixed-income securities	57%	57%	47%	59%	60%	50%
Total	100%	100%	100%	100%	100%	100%

Fair Value Measurements

The following tables present the fair value of plan assets for pension and other benefits plans by major asset category at December 31, 2013 and 2012.

	Fair Value Measurements
	At December 31,
	2013				2012
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Pension Benefits:
Money market investments	$70	$-	$-	$70	$112	$-	$-	$112
Global equity securities	1,123	2,363	-	3,486	402	3,017	-	3,419
Absolute return	-	-	554	554	-	-	513	513
Real assets	562	-	544	1,106	525	-	285	810
Fixed-income securities:
U.S. government	1,281	319	-	1,600	1,576	139	-	1,715
Corporate	1	4,230	625	4,856	3	4,275	611	4,889
Other	166	555	-	721	-	576	-	576
Total	$3,203	$7,467	$1,723	$12,393	$2,618	$8,007	$1,409	$12,034
Other Benefits:
Money market investments	$31	$-	$-	$31	$77	$-	$-	$77
Global equity securities	127	504	-	631	118	397	-	515
Absolute return	-	-	53	53	-	-	49	49
Real assets	67	-	38	105	68	-	28	96
Fixed-income securities:
U.S. government	119	5	-	124	148	5	-	153
Corporate	4	894	2	900	9	795	1	805
Other	14	37	-	51	-	38	-	38
Total	$362	$1,440	$93	$1,895	$420	$1,235	$78	$1,733
Total plan assets at fair value				$14,288				$13,767

In addition to the total plan assets disclosed at fair value in the table above, the trusts had other net assets of $131 million and $132 million at December 31, 2013 and 2012, respectively.  These net assets and net liabilities were comprised primarily of cash, accounts receivable, accounts payable, and deferred taxes.

                                          Valuation Techniques

The following describes the valuation techniques used to measure the fair value of the assets and liabilities shown in the table above.  All investments that are valued using a net asset value per share can be redeemed quarterly with a notice not to exceed 90 days.

Money Market Investments

Money market investments consist primarily of commingled funds of U.S. government short-term securities that are considered Level 1 assets and valued at the net asset value of $1 per unit.  The number of units held by the plan fluctuates based on the unadjusted price changes in active markets for the funds' underlying assets.

Equity Securities

The global equity categories include equity investments in common stock and equity-index futures, and commingled funds comprised of equity across multiple industries and regions of the world.  Equity investments in common stock are actively traded on public exchanges and are therefore considered Level 1 assets.  These equity investments are generally valued based on unadjusted prices in active markets for identical securities.  Equity-index futures are valued based on unadjusted prices in active markets and are Level 1 assets.  Collateral posted related to these futures consist of money market investments that are considered Level 1 assets.  Commingled funds are valued using a net asset value per share and are maintained by investment companies for large institutional investors and are not publicly traded.  Commingled funds are comprised primarily of underlying equity securities that are publicly traded on exchanges, and price quotes for the assets held by these funds are readily observable and available.  Commingled funds are categorized as Level 2 assets.

Absolute Return

The absolute return category includes portfolios of hedge funds that are valued using a net asset value per share based on a variety of proprietary and non-proprietary valuation methods, including unadjusted prices for publicly-traded securities in active markets.  Hedge funds are considered Level 3 assets.

Real Assets

The real asset category includes portfolios of commodities, commodities futures, global REITS, global listed infrastructure equities, and private real estate funds.  The commodities, commodities futures, global REITS, and global listed infrastructure equities are actively traded on a public exchange and are therefore considered Level 1 assets.  Collateral posted related to the commodities futures consist of money market investments that are considered Level 1 assets.  Private real estate funds are valued using a net asset value per share derived using appraisals, pricing models, and valuation inputs that are unobservable and are considered Level 3 assets.

Fixed-Income

The fixed-income category includes U.S. government securities, corporate securities, and other fixed-income securities.

U.S. government fixed-income primarily consists of U.S. Treasury notes and U.S. government bonds that are valued based on quoted market prices or evaluated pricing data for similar securities adjusted for observable differences.  These securities are categorized as Level 1 or Level 2 assets.

Corporate fixed-income primarily includes investment grade bonds of U.S. issuers across multiple industries that are valued based on a compilation of primarily observable information or broker quotes in non-active markets.  The fair value of corporate bonds is determined using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads obtained from independent external parties such as vendors and brokers adjusted for any basis difference between cash and derivative instruments.  These securities are classified as Level 2 assets.  Corporate fixed-income also includes commingled funds that are valued using a net asset value per share and are comprised of corporate debt instruments.  Commingled funds are considered Level 2 assets.  Corporate fixed-income also includes privately secured debt portfolios which are valued using a net asset value per share using pricing models and valuation inputs that are unobservable and are considered Level 3 assets.

Other fixed-income primarily includes pass-through and asset-backed securities.  Pass-through securities are valued based on benchmark yields created using observable market inputs and are Level 2 assets.  Asset-backed securities are primarily valued based on broker quotes and are considered Level 2 assets.  Other fixed-income also includes municipal bonds and index futures.  Collateral posted related to the index futures consist of money market investments that are considered Level 1 assets.  Municipal bonds are valued based on a compilation of primarily observable information or broker quotes in non-active markets and are considered Level 2 assets.  Futures are valued based on unadjusted prices in active markets and are Level 1 assets.

Transfers Between Levels

Any transfers between levels in the fair value hierarchy are recognized as of the end of the reporting period.  No significant transfers between levels occurred in the years ended December 31, 2013 and 2012.

Level 3 Reconciliation

The following table is a reconciliation of changes in the fair value of instruments for pension and other benefit plans that have been classified as Level 3 for the years ended December 31, 2013 and 2012:

	Pension Benefits
	Absolute	Corporate
(in millions)	Return	Fixed-Income	Real Assets	Total
Balance as of January 1, 2012	$487	$585	$65	$1,137
Actual return on plan assets:
Relating to assets still held at the reporting date	26	28	12	66
Relating to assets sold during the period	-	(1)	-	(1)
Purchases, issuances, sales, and settlements
Purchases	-	12	208	220
Settlements	-	(13)	-	(13)
Balance as of December 31, 2012	$513	$611	$285	$1,409
Actual return on plan assets:
Relating to assets still held at the reporting date	37	1	49	87
Relating to assets sold during the period	4	-	(3)	1
Purchases, issuances, sales, and settlements
Purchases	-	20	352	372
Settlements	-	(7)	(139)	(146)
Balance as of December 31, 2013	$554	$625	$544	$1,723

	Other Benefits
	Absolute	Corporate
(in millions)	Return	Fixed-Income	Real Assets	Total
Balance as of January 1, 2012	$47	$1	6	$54
Actual return on plan assets:
Relating to assets still held at the reporting date	2	-	1	3
Relating to assets sold during the period	-	-	-	-
Purchases, issuances, sales, and settlements
Purchases	-	1	21	22
Settlements	-	(1)	-	(1)
Balance as of December 31, 2012	$49	$1	$28	$78
Actual return on plan assets:
Relating to assets still held at the reporting date	4	-	3	7
Relating to assets sold during the period	-	-	-	-
Purchases, issuances, sales, and settlements
Purchases	12	1	21	34
Settlements	(12)	-	(14)	(26)
Balance as of December 31, 2013	$53	$2	$38	$93

                                          There were no transfers out of Level 3 in 2013 and 2012.

Cash Flow Information

Employer Contributions

PG&E Corporation and the Utility contributed $323 million to the pension benefit plans and $145 million to the other benefit plans in 2013.  These contributions are consistent with PG&E Corporation's and the Utility's funding policy, which is to contribute amounts that are tax-deductible and consistent with applicable regulatory decisions and federal minimum funding requirements.  None of these pension or other benefits were subject to a minimum funding requirement requiring a cash contribution in 2013.  The Utility's pension benefits met all the funding requirements under ERISA.  PG&E Corporation and the Utility expect to make total contributions of approximately $327 million and $71 million to the pension plan and other postretirement benefit plans, respectively, for 2014.

Benefits Payments and Receipts

As of December 31, 2013, the estimated benefits expected to be paid and the estimated federal subsidies expected to be received in each of the next five fiscal years, and in aggregate for the five fiscal years thereafter, are as follows:

(in millions)	Pension	Other	Federal Subsidy
2014	$613	$90	$(6)
2015	652	95	(7)
2016	692	100	(8)
2017	730	107	(8)
2018	766	113	(9)
2019 - 2023	4,326	609	(35)

There were no material differences between the estimated benefits expected to be paid by PG&E Corporation and paid by the Utility for the years presented above.  There were also no material differences between the estimated subsidies expected to be received by PG&E Corporation and received by the Utility for the years presented above.

Defined Contribution Benefit Plans

PG&E Corporation sponsors employee retirement savings plans, including a defined contribution savings plan that is qualified as a 401(k) plan under the Internal Revenue Code 1986, as amended.  These plans permit eligible employees to defer compensation, to make pre-tax and after-tax contributions, and provide for employer contributions to be made to eligible participants.  Employer contribution expense reflected in PG&E Corporation's Consolidated Statements of Income was as follows:

(in millions)
Year ended December 31,
2013	$71
2012	67
2011	65

There were no material differences between the employer contribution expense for PG&E Corporation and the Utility for the years presented above.